Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Property, Equipment and Software, Net

6. Property, Equipment and Software, Net

Property, equipment and software, net as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Servers and computers	138,380	138,529
Furniture, fixtures and office equipment	10,916	8,321
Leasehold improvements	26,850	25,979
Software and others	5,547	5,766
Total	181,693	178,595
Less: accumulated depreciation	(134,968)	(133,992)
Net book value	46,725	44,603

Depreciation expenses recognized for the years ended December 31, 2023, 2024 and 2025 were RMB29,440, RMB28,790 and RMB23,246, respectively.